COMMITMENTS AND CONTINGENCIES	6 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE－18 COMMITMENTS AND CONTINGENCIES

Litigation — From time to time, our Company may be involved in various legal proceedings and claims in the ordinary course of business. Our Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

As of June 30, 2024 and December 31,2024, our Company has no material commitments or contingencies.